EMPLOYEE AND DIRECTOR BENEFITS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company recognized cost	$ 825	$ 739
Unrecognized compensation	537	587
Nonvested restricted stock awards	177,198	140,656	$ 126,637
Company recorded liability	3,578	2,990
Plan expense	589	487
Bank owned life insurance	22,201	22,458
Bank owned life insurance income	497	528
Capital Surplus
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company recognized cost	362	349
Nonvested restricted stock awards	$ 80,640	65,327	64,592
Unvested Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested restricted stock awards		$ (439)
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive stock option plan (in shares)	474,336,000	1,400,000,000		975,000,000	675,000,000	450,000,000
Weighted average period of years	1 year 7 months 28 days
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	24,985,000	22,869,000
Restricted Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Restricted Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	5 years
Restricted Stock | Unvested Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company recognized cost	$ 463	$ 390
Nonvested restricted stock awards	$ (477)		$ (392)